Leases - Summary of Non-cash ROU Assets In Exchange For New Lease Liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating leases	¥ 63,570	¥ 67,122	¥ 10,220